Guarantees (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
GuaranteeObligationsLineItems
Surety bonds outstanding	$ 50.0
Letters of credit outstanding	137.7
Cash securing letters of credit	70.7
Letters of credit as collateral	5.0
Outstanding bank guarantees	51.8
Cash collateral of bank guarantees	$ 4.6